Other (expenses) income, net (Details) - Schedule of other (expenses) income, net - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other Income and Expenses [Abstract]
Gain (loss) on disposal of property, plant and equipment, net	$ 18	$ (24)	$ 22
Foreign exchange gain (loss), net	(256)	(352)	567
(Provision for) reversal of credit losses, net	229	148	(397)
Others	1,023	302	213
Other income, net	$ 1,014	$ 74	$ 405